Equipment	12 Months Ended
Dec. 31, 2019
9. Mineral Property Interests
Equipment

	Leasehold	Office Furnishings	Right of Use
	Improvements	and Equipment	Asset	Total
Cost:
Balance, December 31, 2017	$90	$31	$-	$121
Acquisitions	-	6	-	6
Write-off	-	(2)	-	(2)
Foreign currency translation adjustment	(7)	(2)	-	(9)
Balance, December 31, 2018	83	33	-	116
Initial recognition (Note 3(d))	-	-	112	112
Balance, January 1, 2019	83	33	112	228
Acquisitions	-	8	-	8
Foreign currency translation adjustment	4	1	5	10
Balance, December 31, 2019	87	42	117	246

Accumulated amortization:
Balance, December 31, 2017	10	4	-	14
Amortization	17	7	-	24
Write-off	-	(1)	-	(1)
Foreign currency translation adjustment	(1)	-	-	(1)
Balance, December 31, 2018	26	10	-	36
Initial recognition (Note 3(d))	-	-	34	34
Balance, January 1, 2019	26	10	34	70
Amortization	16	8	24	48
Foreign currency translation adjustment	-	-	-	-
Balance, December 31, 2019	42	18	58	118

Net book value:
Balance, December 31, 2018	$57	$23	$-	$80
Balance, December 31, 2019	$45	$24	$59	$128

The Company has a lease agreement for its headquarter office space in Vancouver, British Columbia.